FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2018
Fair Value Measurements [Abstract]
Disclosure of fair value measurement [text block]
FAIR VALUE MEASUREMENTS

A)    Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2018	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,085	$—	$—	$2,085
Other investments	63	—	—	63
Derivatives	—	—	—	—
Receivables from provisional copper and gold sales	—	64	—	64
	$2,148	$64	$—	$2,212

B)    Fair Values of Financial Assets and Liabilities

	As at June 30, 2018		As at December 31, 2017
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$559	$559	$572	$572
Other investments[2]	63	63	33	33
Derivative assets	6	6	3	3
	$628	$628	$608	$608
Financial liabilities
Debt[3]	$6,392	$7,060	$6,423	$7,715
Derivative liabilities	6	6	32	32
Other liabilities	519	519	252	252
	$6,917	$7,585	$6,707	$7,999

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]	Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

We do not offset financial assets with financial liabilities.

The Company’s valuation techniques were presented in Note 26 of the 2017 Annual Financial Statements and have been consistently applied in these interim financial statements.